EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share (Tables) [Abstract]
Schedule Of Earnings Per Share Basic [Table Text Block]
Schedule of Basic earnings per share

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Earnings per share - Basic

Net income attributable to common and preferred stockholders of Itaú Unibanco Holding

Net income attributable to Itaú Unibanco Holding	11,067	14,085	4,849
Minimum non-cumulative dividend on preferred shares in accordance with our by-laws	(49)	(48)	(31)
Subtotal	11,018	14,037	4,818
Retained earnings to be distributed to common stockholders in an amount per share equal to the minimum dividend payable to preferred stockholders	(50)	(47)	(34)
Subtotal	10,968	13,990	4,784

Retained earnings to be distributed to common and preferred stockholders on a pro-rata basis:
To common stockholders	5,535	7,074	2,505
To preferred stockholders	5,433	6,916	2,279

Total net income available to common stockholders	5,585	7,121	2,539
Total net income available to preferred stockholders	5,482	6,964	2,310

Weighted average outstanding shares
Common shares	2,288,034,273	2,192,530,134	1,708,760,440
Preferred shares	2,245,448,240	2,143,753,894	1,554,841,088

Earnings per share – R$
Common shares	2.44	3.25	1.49
Preferred shares	2.44	3.25	1.49

Schedule Of Earnings Per Share Diluted [Table Text Block]
Schedule of Diluted earnings per share	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Earnings per share – Diluted

Net income attributable to common and preferred stockholders of Itaú Unibanco Holding

Net income available to preferred stockholders	5,482	6,964	2,310
Dividend on incremental preferred shares	18	9	9
Net income available to preferred stockholders considering incremental preferred shares	5,500	6,973	2,319

Net income available to common stockholders	5,585	7,121	2,539
Dividend on incremental preferred shares	(18)	(9)	(9)
Net income available to common stockholders considering incremental preferred shares	5,567	7,112	2,530

Adjusted weighted average shares
Common shares	2,288,034,273	2,192,530,134	1,708,760,440
Preferred shares	2,260,049,773	2,149,890,063	1,569,079,278
Preferred shares	2,245,448,240	2,143,753,894	1,554,841,088

Incremental shares from share based compensation plans (Note 26)	14,601,533	6,136,169	14,238,190

Diluted earnings per share – in R$
Common shares	2.43	3.24	1.48
Preferred shares	2.43	3.24	1.48